Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Assets and Liabilities
Lease assets and lease liabilities as of December 31, 2021 were as follows:

Leases	Classification on Balance Sheet	December 31, 2021
Assets
Operating leases	ROU assets	$21,178
Finance leases	Property and equipment, net	$1,163

Total ROU assets		$22,341

Liabilities
Current
Operating leases	Accrued expenses and other current liabilities	$3,050
Finance leases	Accrued expenses and other current liabilities	$531
Non-current
Operating leases	Other long-term liabilities	$22,997
Finance leases	Other liabilities	$619

Total lease liabilities		$27,197

The following table presents the weighted-average remaining lease terms and discount rates related to leases as of December 31, 2021:

December 31, 2021
Weighted average remaining lease term (years)
Operating leases	6.26 years
Finance leases	1.94 years
Weighted average discount rate
Operating leases	9.42%
Finance leases	7.41%

Components of Lease Expense And Supplemental Cash Flow Information
The components of lease expense for the year ended December 31, 2021 were as follows:

Fiscal Year Ended December 31, 2021
Operating lease cost	$5,557
Short-term lease cost	$609
Finance lease cost
Amortization of ROU assets	$1,233
Interest expense	$130

Total lease cost	7,529

Supplemental cash flow information related to our leases are as follows:

Fiscal Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,787
Operating cash flows for finance leases	130
Financing cash flows for finance leases	1,278

Summary of Future Minimum Rental Payments
The following table presents the maturities of our lease liabilities under non-cancellable
leases as of December 31, 2021:

Fiscal year ended December 31,	Operating Leases	Finance Leases	Total
2022	$5,375	$595	$5,970
2023	$5,445	$567	$6,012
2024	$5,370	$79	$5,449
2025	$5,291	$—	$5,291
2026	$5,380	$—	$5,380
Thereafter	$8,092	$—	$8,092

Total lease payments	$34,953	$1,241	$36,194
Less: Interest	$8,906	$92	$8,998

Total lease liabilities	$26,047	$1,150	$27,197

Schedule of Future Minimum Lease Payments under ASC 840
The minimum future rental commitments under ASC 840 for
non-cancelable
leases with initial maturities greater than one year, payable over the remaining lives of the leases as of December 31, 2020 were:

Fiscal year ended December 31,	Capital Leases	Operating Leases
2021	$775	$7,543
2022	360	7,722
2023	298	7,905
2024	68	8,093
2025	—	8,285
Thereafter	—	22,969

Total lease payments	1,501	62,517
Less: Interest	(89)

Present value of lease payments	1,412
Less: long-term portion	(727)

Current portion	$685

Schedule of Future Minimum Lease Payments under ASC 840
The minimum future rental commitments under ASC 840 for
non-cancelable
leases with initial maturities greater than one year, payable over the remaining lives of the leases as of December 31, 2020 were:

Fiscal year ended December 31,	Capital Leases	Operating Leases
2021	$775	$7,543
2022	360	7,722
2023	298	7,905
2024	68	8,093
2025	—	8,285
Thereafter	—	22,969

Total lease payments	1,501	62,517
Less: Interest	(89)

Present value of lease payments	1,412
Less: long-term portion	(727)

Current portion	$685